26. Income tax (Details 3) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Income Tax Details 3Abstract
Current	$ 1,114,384	$ 760,641
Total tax payable	1,114,384	760,641
Tax withholdings	(497,058)	(71,550)
Income tax provision net	$ 617,326	$ 689,091